Fair Value Measurements	12 Months Ended
Dec. 31, 2019
Fair Value Measurements
Fair Value Measurements

14.  Fair Value Measurement

In accordance with ASC 820, the Company measures the marketable equity securities with readily determinable fair value and certain wealth management products classified as trading securities on a recurring basis. The fair value of the marketable equity securities is measured using quoted market price and the fair value of certain wealth management products classified as trading securities is determined based on quoted prices of similar assets.

14.  Fair Value Measurement (Continued)

The following tables set forth the financial instruments measured at fair value on a recurring basis by level within the fair value hierarchy:

	Fair Value Measurements
	Quoted Price in	Significant
	Active Market	Other	Unobservable
	for Identical	Observable	Inputs
	Assets (Level 1)	Inputs (Level 2)	(Level 3)
	RMB	RMB	RMB
Recurring
As of December 31, 2019:
Short-term investments:
Debt securities:
Trading	—	795,849	—
Equity securities:
Marketable	11,925	—	—
	11,925	795,849	—

As of December 31, 2018 and 2019, the Group did not have any assets or liabilities that were measured at fair value on a non-recurring basis and no impairment charge was recorded.

The followings are financial instruments not measured at fair value in the consolidated balance sheets, but for which the fair value is estimated for disclosure purposes. The fair values of held-to-maturity debt investments are estimated using prevailing interest rates. The fair values of the convertible bonds are based on broker quotes.

	Fair Value Measurements
	Quoted Price in	Significant
	Active Market	Other	Unobservable
	for Identical	Observable	Inputs
	Assets (Level 1)	Inputs (Level 2)	(Level 3)
	RMB	RMB	RMB
As of December 31, 2018:
Short term investments:
Debt securities:
Held-to-maturity	—	7,630,689	—
As of December 31, 2019:
Short-term investments:
Debt securities:
Held-to-maturity	—	34,481,053	—
Convertible bonds	—	8,037,280	—